Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2023
Variable interest entities
Schedule of financial positions and operation results of the VIEs

	As of December 31
	2022	2023
	RMB	RMB
Cash and cash equivalents	5,558,835	14,631,898
Restricted cash	739,355	1,137,508
Short‑term treasury investments	2,911,180	2,389,719
Accounts and notes receivable, net	1,353,038	2,028,426
Amounts due from the Company and its subsidiaries	29,306,180	25,637,023
Long-term treasury investments, net	1,021,862	246,806
Investment securities and other investments	1,285,266	689,471
Equity method investments, net	3,133,608	3,278,621
Property and equipment, net	273,753	283,793
Intangible assets, net	462,485	449,509
Other assets, net	3,349,234	4,042,492
Total assets	49,394,796	54,815,266
Short‑term borrowings	199,807	2,651,153
Accounts and notes payable	2,672,716	4,468,895
Amounts due to the Company and its subsidiaries	63,721,620	61,319,853
Long‑term borrowings	—	830,700
Operating lease liabilities	274,150	105,645
Other liabilities	4,735,651	6,465,001
Total liabilities	71,603,944	75,841,247
Shareholders’ deficit of VIEs	(22,209,148)	(21,025,981)
Total liabilities and shareholders’ deficit of VIEs	49,394,796	54,815,266

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Total revenues	168,311,395	132,237,619	181,926,012
Net income (loss)	(5,957,049)	(297,389)	1,066,970
Net cash provided by operating activities	1,631,994	4,628,428	17,154,763
Net cash provided by (used in) investing activities	2,688,546	(438,285)	774,580
Net cash provided by (used in) financing activities	4,505,606	(16,499,234)	(8,458,127)